Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEO ($)(1)	Average Compensation Actually Paid to Non-PEO NEO ($)(1)	Total Shareholder Return ($)(1)	Peer Group Total Shareholder Return ($)(1)(2)	Net Income ($)(1)	Company-Selected Measure (Adjusted Operating Margin) (%)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024(4)	14,722,878	(7,601,858)	2,400,750	(9,520)	143.46	105.90	(424.8)	9.2%
2023(4)	17,271,266	17,672,602	3,122,065	3,402,833	180.19	119.43	1,171.4	12.0%
2022(4)	13,350,453	25,100,778	3,122,828	4,771,244	195.59	130.62	889.6	10.3%
2021(4)	11,181,748	11,598,468	2,857,547	2,484,180	156.50	142.11	897.0	9.1%
2020(4)	13,852,298	14,460,470	4,375,062	5,958,183	134.77	114.59	427.1	7.0%

Company Selected Measure Name	Adjusted operating margin
Named Executive Officers, Footnote	Martin H. Richenhagen was the Company’s PEO for the year ended December 31, 2020. Eric P. Hansotia was the Company’s PEO for the years ended December 31, 2021, 2022, 2023 and 2024. The individuals comprising the Non-PEO NEOs for each year presented are noted below:
•2024 - Damon J. Audia, Robert B. Crain, Seth H. Crawford and Timothy O. Millwood
•2023 - Damon J. Audia, Robert B. Crain, Torsten R.W. Dehner and Luis F.S. Felli
•2022 - Damon J. Audia, Andrew H. Beck, Robert B. Crain, Torsten R.W. Dehner and Hans-Bernd Veltmaat
•2021 - Andrew H. Beck, Robert B. Crain, Torsten R.W. Dehner and Hans-Bernd Veltmaat
•2020 - Andrew H. Beck, Robert B. Crain, Eric P. Hansotia and Hans-Bernd Veltmaat

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return is defined as the MVIS Global Agribusiness Index.
PEO Total Compensation Amount	$ 14,722,878	$ 17,271,266	$ 13,350,453	$ 11,181,748	$ 13,852,298
PEO Actually Paid Compensation Amount	$ (7,601,858)	17,672,602	25,100,778	11,598,468	14,460,470
Adjustment To PEO Compensation, Footnote

	PEO	OTHER NEOs
Prior FYE Current FYE Fiscal Year	12/31/2023 12/31/2024 2024	12/31/2023 12/31/2024 2024
Summary Compensation Table Total	$14,722,878	$2,400,750
- Change in Pension Value in Summary Compensation Table	(2,552,817)	(196,650)
+ Pension Service Cost	764,825	111,258
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,916,044)	(1,198,605)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,111,134	407,447
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(7,688,230)	(780,732)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested during Fiscal Year	—	21,851
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(7,043,604)	(658,445)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	(116,394)
Compensation Actually Paid	$(7,601,858)	$(9,520)

Non-PEO NEO Average Total Compensation Amount	$ 2,400,750	3,122,065	3,122,828	2,857,547	4,375,062
Non-PEO NEO Average Compensation Actually Paid Amount	$ (9,520)	3,402,833	4,771,244	2,484,180	5,958,183
Adjustment to Non-PEO NEO Compensation Footnote

	PEO	OTHER NEOs
Prior FYE Current FYE Fiscal Year	12/31/2023 12/31/2024 2024	12/31/2023 12/31/2024 2024
Summary Compensation Table Total	$14,722,878	$2,400,750
- Change in Pension Value in Summary Compensation Table	(2,552,817)	(196,650)
+ Pension Service Cost	764,825	111,258
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,916,044)	(1,198,605)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,111,134	407,447
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(7,688,230)	(780,732)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested during Fiscal Year	—	21,851
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(7,043,604)	(658,445)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	(116,394)
Compensation Actually Paid	$(7,601,858)	$(9,520)

Compensation Actually Paid vs. Total Shareholder Return

AGCO CORPORATION CAP VS TSR

PEO CAP ($M)	Avg NEO CAP ($M)	AGCO TSR	MVIS Global Agribusiness Index TSR

Compensation Actually Paid vs. Net Income

AGCO CORPORATION CAP VS NET INCOME

PEO CAP ($M)	Avg NEO CAP ($M)	Net Income ($M)

Compensation Actually Paid vs. Company Selected Measure

AGCO CORPORATION CAP VS ADJUSTED OPERATING MARGIN

PEO CAP ($M)	Avg NEO CAP ($M)	Adjusted Operating Margin

Total Shareholder Return Vs Peer Group

AGCO CORPORATION CAP VS TSR

PEO CAP ($M)	Avg NEO CAP ($M)	AGCO TSR	MVIS Global Agribusiness Index TSR

Tabular List, Table

Most Important Company Performance Measures for Determining NEO Compensation
Adjusted operating margin(1)
RONA(1)
Revenue growth

Total Shareholder Return Amount	$ 143.46	180.19	195.59	156.50	134.77
Peer Group Total Shareholder Return Amount	105.90	119.43	130.62	142.11	114.59
Net Income (Loss)	$ (424,800,000)	$ 1,171,400,000	$ 889,600,000	$ 897,000,000.0	$ 427,100,000
Company Selected Measure Amount	0.092	0.120	0.103	0.091	0.070
PEO Name	Eric P. Hansotia	Eric P. Hansotia	Eric P. Hansotia	Eric P. Hansotia	Martin H. Richenhagen
Additional 402(v) Disclosure	All balances are whole numbers except for net income, which are in millions.Adjusted operating margin and RONA are non-GAAP measures, and a reconciliation is provided to the closest U.S. GAAP measure at the end of this proxy statement. The reconciliation does not account for the exclusion of the results of the PTx Trimble joint venture, which are described in the 2024 Annual Incentive Payouts section in the “Compensation Discussion and Analysis.”
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating margin(1)
Non-GAAP Measure Description	Adjusted operating margin is a non-GAAP measure, and a reconciliation is provided to the closest U.S. GAAP measure at the end of this proxy statement. For 2024, 8.9% represents what our adjusted operating margin would have been before any adjustments related to the PTx Trimble joint venture. As a result of the Company’s Talent and Compensation Committee’s determination that the results related to the PTx Trimble joint venture in the first year of acquisition should be excluded from the calculation, the adjusted operating margin metric that was attained for purposes of our AIP in 2024 was 9.2%. The exclusion is further described in the 2024 Annual Incentive Payouts section in the “Compensation Discussion and Analysis.”
Measure:: 2
Pay vs Performance Disclosure
Name	RONA(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue growth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,552,817)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	764,825
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,916,044)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,111,134
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,688,230)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,043,604)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,650)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,258
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,198,605)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,447
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(780,732)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,851
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(658,445)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (116,394)